Vanguard® California Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of February 29, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.2%)
California (97.6%)
[1]	ABAG Finance Authority for Nonprofit Corp. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/32	995	1,077
[2]	Acalanes Union High School District GO, 6.350% coupon rate effective 8/1/24	0.000%	8/1/39	10,000	11,420
[2]	Acalanes Union High School District GO, 6.550% coupon rate effective 8/1/24	0.000%	8/1/39	4,500	5,180
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.010%	10/1/52	3,180	834
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/52	3,300	3,571
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.010%	10/1/53	15,000	3,496
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.010%	10/1/53	2,100	522
[1,3]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue TOB VRDO	3.450%	3/7/24	2,387	2,387
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.300% coupon rate effective 10/1/37	0.000%	10/1/47	5,000	2,757
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.350% coupon rate effective 10/1/37	0.000%	10/1/48	5,000	2,744
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.375% coupon rate effective 10/1/37	0.000%	10/1/49	1,000	546
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.400% coupon rate effective 10/1/37	0.000%	10/1/50	1,000	541
[4]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/35	2,000	1,306
[1]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/35	1,000	1,005
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	1,060	1,087
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	1,210	1,239
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	6,845	7,002
	Alameda County Joint Powers Authority Lease (Abatement) Revenue	4.000%	12/1/34	1,525	1,558
	Alameda County Water District Financing Authority Intergovernmental Agreement Revenue	3.000%	6/1/40	850	763
[1]	Alameda Oakland Unified School District GO	4.000%	8/1/34	1,000	1,032
[1]	Alameda Oakland Unified School District GO	4.000%	8/1/35	1,000	1,031

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/29	2,260	2,511
[5]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/33	1,850	2,045
[5]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/35	1,500	1,589
[5]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/36	4,500	4,741
	Antelope Valley Community College District GO	3.000%	8/1/50	3,000	2,347
	Arcadia CA Unified School District GO	4.000%	8/1/39	10,305	10,348
	Bakersfield City School District GO	4.000%	11/1/42	4,865	4,843
	Bay Area Toll Authority Highway Revenue	3.000%	4/1/54	16,705	12,651
	Bay Area Toll Authority Highway Revenue	2.600%	4/1/56	20,000	13,412
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/24	3,500	3,497
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	18,260	17,883
	Beaumont CA Special Tax Revenue	5.000%	9/1/49	1,000	1,024
	Beaumont CA Special Tax Revenue	5.000%	9/1/54	1,500	1,524
	Berkeley CA GO	2.000%	9/1/41	140	100
	Berkeley Unified School District GO	2.000%	8/1/39	400	301
[6]	Beverly Hills Unified School District CA GO	3.000%	8/1/38	6,560	6,109
	Beverly Hills Unified School District CA GO	3.000%	8/1/40	3,155	2,827
	Beverly Hills Unified School District CA GO	3.000%	8/1/41	2,000	1,765
	Brentwood Infrastructure Financing Authority Water Revenue	4.000%	7/1/34	1,135	1,136
	Brentwood Union School District GO	5.250%	8/1/52	3,000	3,335
[7]	Cabrillo Community College District GO	0.000%	5/1/26	3,080	2,802
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/27	28,755	28,873
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/29	18,575	19,582
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/30	8,410	9,213
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/31	24,675	26,292
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	4/1/32	28,200	30,267
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/28	26,530	26,688
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/28	30,575	32,517
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/29	4,495	4,715
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.250%	4/1/30	12,500	13,339
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/31	25,495	25,624
[3]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	3,045	2,315
[3]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	2,000	1,541
[3]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	3,000	2,588

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/33	885	978
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/36	1,710	1,771
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,000	974
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,125	1,095
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/49	400	414
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	0.000%	6/1/55	6,710	1,472
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	25	25
California Educational Facilities Authority College & University Revenue	5.000%	12/1/33	250	267
California Educational Facilities Authority College & University Revenue	5.000%	10/1/35	800	863
California Educational Facilities Authority College & University Revenue	5.000%	12/1/38	2,250	2,349
California Educational Facilities Authority College & University Revenue	5.000%	3/15/39	6,490	8,013
California Educational Facilities Authority College & University Revenue	5.000%	4/1/40	4,625	4,676
California Educational Facilities Authority College & University Revenue	5.250%	4/1/40	9,400	11,835
California Educational Facilities Authority College & University Revenue	5.000%	4/1/42	300	309
California Educational Facilities Authority College & University Revenue	5.000%	10/1/42	225	236
California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	15,315	18,788
California Educational Facilities Authority College & University Revenue	5.000%	11/1/43	1,000	1,109
California Educational Facilities Authority College & University Revenue	5.000%	12/1/44	2,000	2,056
California Educational Facilities Authority College & University Revenue	5.000%	5/1/45	4,000	4,908
California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	11,630	14,269
California Educational Facilities Authority College & University Revenue	5.000%	10/1/46	300	313
California Educational Facilities Authority College & University Revenue	5.000%	4/1/47	2,335	2,388
California Educational Facilities Authority College & University Revenue	5.000%	12/1/48	1,290	1,317
California Educational Facilities Authority College & University Revenue	5.000%	5/1/49	13,215	16,113
California Educational Facilities Authority College & University Revenue	4.000%	12/1/50	2,380	2,146
California Educational Facilities Authority College & University Revenue	2.250%	4/1/51	250	162
California Educational Facilities Authority College & University Revenue	5.000%	4/1/51	6,835	8,334
California Educational Facilities Authority College & University Revenue	5.000%	10/1/53	8,000	8,275
California Educational Facilities Authority College & University Revenue	5.500%	10/1/53	6,100	6,441
California Educational Facilities Authority College & University Revenue	5.250%	10/1/55	4,500	5,362

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	California Educational Facilities Authority College & University Revenue TOB VRDO	3.950%	3/1/24	17,470	17,470
[3]	California Educational Facilities Authority Revenue TOB VRDO	3.950%	3/1/24	3,625	3,625
[3]	California Enterprise Development Authority Charter School Aid Revenue	4.000%	6/1/42	2,000	1,675
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/45	1,190	1,230
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/55	2,110	2,156
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/57	400	408
	California GO	5.000%	4/1/26	2,555	2,670
	California GO	5.000%	8/1/26	4,750	5,004
	California GO	4.000%	9/1/26	4,060	4,183
	California GO	5.000%	9/1/26	3,500	3,695
	California GO	5.000%	9/1/26	10,220	10,788
	California GO	5.000%	10/1/26	1,270	1,343
	California GO	4.000%	9/1/27	1,255	1,313
	California GO	4.000%	10/1/27	1,000	1,048
	California GO	5.000%	10/1/27	1,625	1,761
	California GO	5.000%	10/1/27	9,700	10,514
	California GO	5.000%	10/1/27	1,000	1,084
	California GO	5.000%	11/1/27	4,025	4,371
	California GO	5.000%	11/1/27	2,090	2,270
	California GO	5.000%	4/1/28	1,375	1,506
	California GO	5.000%	11/1/28	15,000	16,645
	California GO	5.000%	4/1/29	1,665	1,865
	California GO	4.000%	9/1/29	1,000	1,077
	California GO	5.000%	10/1/29	2,000	2,093
	California GO	5.000%	10/1/29	3,860	4,370
	California GO	5.000%	11/1/29	1,990	2,257
	California GO	5.000%	3/1/30	2,000	2,039
	California GO	5.000%	4/1/30	3,340	3,820
	California GO	5.000%	8/1/30	4,750	4,996
	California GO	5.000%	8/1/30	10,000	10,272
	California GO	5.000%	8/1/30	5,040	5,571
	California GO	5.000%	10/1/30	4,200	4,658
	California GO	5.000%	11/1/30	9,965	11,521
	California GO	5.000%	8/1/31	14,040	15,155
	California GO	4.000%	9/1/31	5,000	5,108
	California GO	5.000%	9/1/31	8,675	9,135
	California GO	5.000%	11/1/31	2,255	2,501
	California GO	5.000%	12/1/31	2,085	2,457
	California GO	5.000%	3/1/32	2,300	2,624
	California GO	5.000%	8/1/32	2,000	2,151
[1]	California GO	5.250%	8/1/32	7,550	9,014
	California GO	4.000%	9/1/32	1,045	1,066
	California GO	5.000%	9/1/32	2,305	2,425
	California GO	5.000%	9/1/32	2,810	2,956
	California GO	5.000%	10/1/32	7,510	8,472
	California GO	5.000%	11/1/32	2,800	3,027
	California GO	5.000%	11/1/32	2,940	3,396
	California GO	5.000%	4/1/33	10,500	11,709
	California GO	5.000%	8/1/33	10,640	11,169
	California GO	3.000%	10/1/33	1,000	998

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	5.000%	8/1/34	1,000	1,048
California GO	5.000%	9/1/34	250	262
California GO	5.000%	9/1/34	3,505	3,678
California GO	4.000%	10/1/34	3,845	4,091
California GO	3.000%	11/1/34	1,000	996
California GO	4.000%	11/1/34	4,620	5,007
California GO	5.000%	12/1/34	1,345	1,405
California GO	5.000%	12/1/34	16,855	19,451
California GO	5.000%	3/1/35	9,840	11,171
California GO	5.000%	3/1/35	2,930	3,326
California GO	5.000%	4/1/35	13,875	15,303
California GO	5.000%	8/1/35	3,110	3,254
California GO	4.000%	9/1/35	11,500	11,676
California GO	5.000%	9/1/35	3,265	3,420
California GO	5.000%	11/1/35	3,750	4,026
California GO	5.000%	12/1/35	3,945	4,523
California GO	4.000%	3/1/36	15,985	17,038
California GO	5.000%	3/1/36	1,245	1,411
California GO	5.000%	4/1/36	3,615	4,011
California GO	5.000%	8/1/36	9,350	9,765
California GO	4.000%	9/1/36	5,295	5,364
California GO	5.000%	9/1/36	1,115	1,313
California GO	5.000%	9/1/36	2,180	2,567
California GO	5.000%	9/1/36	500	523
California GO	5.000%	9/1/36	18,850	22,543
California GO	5.000%	10/1/36	2,000	2,375
California GO	5.000%	11/1/36	10,000	10,962
California GO	5.000%	12/1/36	13,130	14,993
California GO	5.000%	4/1/37	3,320	3,864
California GO	5.000%	8/1/37	7,500	7,811
California GO	5.000%	8/1/37	6,000	6,525
California GO	5.000%	9/1/37	2,000	2,085
California GO	5.000%	9/1/37	16,665	19,743
California GO	4.000%	10/1/37	1,000	1,062
California GO	5.000%	10/1/37	6,500	6,550
California GO	5.000%	10/1/37	8,300	9,549
California GO	5.000%	11/1/37	15,340	16,732
California GO	4.000%	8/1/38	6,650	6,708
California GO	5.000%	9/1/38	2,605	3,060
California GO	4.000%	11/1/38	1,100	1,157
California GO	5.000%	10/1/39	5,000	5,173
California GO	5.000%	10/1/39	1,750	2,038
California GO	4.000%	11/1/39	5,000	5,252
California GO	5.000%	11/1/39	10,000	10,862
California GO	4.000%	3/1/40	2,400	2,489
California GO	4.000%	10/1/41	10,205	10,603
California GO	3.000%	11/1/41	4,125	3,643
California GO	2.250%	12/1/41	480	365
California GO	4.000%	4/1/42	1,500	1,556
California GO	5.000%	4/1/42	5,000	5,301
California GO	5.000%	4/1/42	5,000	5,666
California GO	4.000%	9/1/42	1,700	1,767
California GO	5.000%	9/1/42	23,770	27,078
California GO	5.000%	10/1/42	9,000	9,779
California GO	5.000%	10/1/42	3,500	4,016
California GO	4.750%	12/1/42	1,000	1,059
California GO	4.000%	9/1/43	8,290	8,577
California GO	5.000%	5/1/44	500	501

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	5.000%	4/1/45	2,835	3,060
California GO	5.000%	10/1/45	2,000	2,274
California GO	2.375%	10/1/46	2,000	1,409
California GO	4.850%	12/1/46	2,000	2,132
California GO	5.250%	9/1/47	8,425	9,620
California GO	5.000%	10/1/48	17,050	18,230
California GO	5.000%	4/1/49	5,000	5,382
California GO	2.500%	12/1/49	100	69
California GO	2.500%	3/1/50	500	344
California GO	4.000%	3/1/50	5,000	5,022
California GO	4.000%	10/1/50	1,500	1,509
California GO	5.250%	10/1/50	9,000	10,278
California GO	4.250%	9/1/52	2,515	2,569
California GO	5.000%	9/1/52	2,380	2,648
California GO	5.500%	12/1/52	4,140	4,557
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	1,000	1,010
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,000	1,017
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	3,000	3,105
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,435	1,554
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	5,000	5,255
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/33	1,100	1,119
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	1,295	1,394
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	645	663
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	5,100	5,346
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,000	1,001
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	1,000	1,024
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/36	3,000	2,784
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	1,000	1,019
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/37	6,310	5,762
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	2,000	2,117
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	4,500	4,553
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/38	3,990	3,581
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	6,000	6,075
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	1,000	1,003
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/39	8,135	7,191
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	1,865	1,830
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	1,525	1,560
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	10,000	11,208

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/41	2,370	1,945
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	2,745	2,801
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	16,405	16,324
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.250%	10/1/44	5,000	4,915
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/45	6,210	6,021
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/47	5,000	3,962
[5]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/47	9,980	8,294
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/47	1,175	883
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/47	28,545	33,859
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/48	34,905	34,420
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/48	2,000	2,145
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/49	6,130	5,885
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/50	1,400	1,451
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	8,755	8,632
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/51	1,600	1,276
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/51	7,840	8,547
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/53	2,500	2,641
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/55	2,300	2,369
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/58	3,000	3,155
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/24	4,990	4,988
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	4,000	4,071
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/27	2,250	2,362
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/28	3,500	3,696
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	7,565	8,469
[3,8]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.350%	3/7/24	8,495	8,495
[3,8]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.500%	3/7/24	11,513	11,513
[3,8]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.500%	3/7/24	16,105	16,105
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	1.950%	3/13/24	10,000	10,000
[9]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.650%	8/1/30	500	513

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.800%	2/1/32	250	260
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/33	13,943	13,965
[9]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	8/1/33	260	264
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	1/15/35	2,680	2,673
[9]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.950%	2/1/35	225	229
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/35	18,110	17,753
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/35	18,253	17,235
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/36	7,746	7,102
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.375%	9/20/36	3,483	3,446
	California Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	2/1/38	1,654	1,400
[3]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.125%	7/1/24	20,000	19,998
[9]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	8/1/26	1,000	995
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/45	1,315	1,284
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/46	1,700	1,651
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/50	1,730	1,636
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/51	1,750	1,647
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/55	1,860	1,723
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/56	3,350	3,094
[3]	California Infrastructure & Economic Development Bank Charter School Aid Revenue (WFCS Portfolio Projects)	5.000%	1/1/56	4,530	3,600
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/47	3,325	3,533
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/52	5,000	5,277
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	4.000%	5/15/36	100	101
	California Infrastructure & Economic Development Bank Intergovernmental Agreement Revenue	5.000%	10/1/47	16,280	18,358
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	3.000%	10/1/26	5,000	4,962
	California Infrastructure & Economic Development Bank Private Schools Revenue PUT	1.750%	8/1/26	3,240	3,058
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	7/1/26	1,810	1,897
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/28	1,220	1,291
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/29	1,290	1,365
	California Infrastructure & Economic Development Bank Recreational Revenue	3.250%	8/1/29	2,500	2,523
	California Infrastructure & Economic Development Bank Recreational Revenue	3.000%	7/1/50	9,525	7,303

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/28	17,400	15,390
[3]	California Municipal Finance Authority Charter School Aid Revenue (Palmdale Aerospace Academy Project)	4.000%	7/1/26	775	762
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/32	225	239
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/33	625	657
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	1,125	1,180
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	750	793
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	250	263
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/38	1,800	1,872
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/42	1,625	1,620
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/43	3,000	3,104
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/44	1,500	1,492
	California Municipal Finance Authority College & University Revenue	5.250%	6/1/53	2,500	2,691
[1]	California Municipal Finance Authority COP	5.250%	11/1/52	4,100	4,596
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,800	1,878
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	2,465	2,567
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	775	807
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,450	1,509
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,775	1,844
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,000	2,075
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,240	1,286
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/36	2,375	2,399
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,800	1,855
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	1,000	994
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/42	2,450	2,505
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	1,750	1,785
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	4,000	4,079
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/46	3,720	2,787
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/51	14,560	12,956
[3]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/54	2,250	2,143
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Carmel Valley Manor Project)	5.000%	5/15/42	5,000	5,517

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Channing House Project)	4.000%	5/15/40	6,500	6,536
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/37	1,405	1,503
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/29	390	439
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/25	40	41
	California Municipal Finance Authority Intergovernmental Agreement Revenue	5.000%	6/1/48	2,960	3,133
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	2.650%	8/1/36	8,068	6,787
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/39	1,000	1,009
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/40	1,480	1,543
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/51	15,990	12,208
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/52	3,725	3,814
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/54	8,225	6,105
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	4.000%	8/15/42	1,000	962
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.250%	8/15/58	1,600	1,658
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/52	2,040	1,867
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	8/1/27	1,250	1,246
[3]	California Municipal Finance Authority Multifamily Revenue TOB VRDO	3.900%	3/1/24	8,480	8,480
	California Municipal Finance Authority Special Tax Revenue	5.625%	9/1/53	1,000	1,035
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.500%	9/1/53	9,360	9,649
[3]	California Pollution Control Financing Authority Resource Recovery Revenue PUT	3.700%	8/1/24	2,500	2,499
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/33	200	204
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	1,500	1,587
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/46	4,510	5,001
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/47	15,585	16,438
[3]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/56	1,000	831
[1]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/49	8,870	2,525
[3]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/26	250	253
[3]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/26	1,000	1,014
[3]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/29	275	279
[3]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/48	675	566

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/49	150	151
[3]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/50	2,120	2,042
[3]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/50	1,200	1,204
[3]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/51	1,550	1,218
[3]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/51	800	677
[3]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/52	3,175	2,956
[3]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/59	30	30
[3]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/61	1,300	973
[3]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/61	10,000	7,572
[3]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/61	5,550	4,484
[3]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/48	3,025	3,028
[3]	California School Finance Authority Charter School Aid Revenue (IVY Academia Project)	4.000%	6/1/51	1,500	1,087
[3]	California School Finance Authority Charter School Aid Revenue (IVY Academia Project)	4.000%	6/1/61	3,675	2,517
[3]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	4.000%	7/1/55	5,375	4,444
[3]	California School Finance Authority Charter School Aid Revenue, Prere.	5.000%	8/1/25	50	51
[3]	California School Finance Authority Charter School Aid Revenue, Prere.	5.000%	8/1/25	25	26
[3]	California School Finance Authority Charter School Aid Revenue, Prere.	5.000%	8/1/25	120	123
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/34	475	506
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/35	975	1,034
[3]	California School Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/1/36	1,480	1,408
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/29	1,545	1,661
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/36	4,000	4,616
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/39	2,250	2,262
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/40	8,095	8,468
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/41	5,000	5,188
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/45	5,975	6,064
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/26	1,000	1,060
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/30	6,000	6,184
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/36	1,000	1,175
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/37	655	692

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/39	1,255	1,317
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/40	6,500	6,767
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/41	4,120	4,258
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	2.625%	11/1/45	4,145	3,122
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/46	4,000	4,037
California State Public Works Board Lease (Appropriation) Revenue	4.000%	8/1/37	1,330	1,416
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/39	1,220	1,284
California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/40	5,750	6,515
California State University College & University Revenue	5.000%	11/1/32	6,610	6,937
California State University College & University Revenue	5.000%	11/1/35	1,110	1,235
California State University College & University Revenue	3.000%	11/1/37	2,215	2,100
California State University College & University Revenue	5.000%	11/1/37	5,025	5,627
California State University College & University Revenue	3.000%	11/1/38	2,280	2,108
California State University College & University Revenue	5.000%	11/1/38	4,015	4,477
California State University College & University Revenue	5.000%	11/1/38	660	700
California State University College & University Revenue	5.000%	11/1/42	1,500	1,579
California State University College & University Revenue	5.000%	11/1/43	575	590
California State University College & University Revenue	5.000%	11/1/48	6,945	7,433
California State University College & University Revenue	5.250%	11/1/48	10,155	11,768
California State University College & University Revenue	5.000%	11/1/50	6,000	6,396
California State University College & University Revenue PUT	1.600%	11/1/26	3,500	3,253
California State University College & University Revenue PUT	3.125%	11/1/26	1,000	1,002
California State University Local or Guaranteed Housing Revenue	4.000%	11/1/51	7,085	7,057
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	1,000	1,055
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	4,745	4,894
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	190	200
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/33	1,350	1,433
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/34	1,270	1,256

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	880	923
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/35	2,000	2,056
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	1,480	1,542
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/36	3,500	3,691
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	2,335	2,363
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	1,020	1,056
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.500%	3/1/38	1,045	1,029
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	1,420	1,461
[3]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	1,000	1,001
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/42	1,445	1,400
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/42	3,960	4,087
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/44	1,585	1,580
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/45	6,085	5,842
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/45	1,150	1,038
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/46	6,750	6,761
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.375%	1/1/48	200	191
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/48	6,800	6,881
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/48	1,000	921
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/48	3,020	3,095
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/50	12,820	9,613
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/52	4,500	4,923

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/54	1,000	986
[3]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/56	7,000	7,031
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.375%	8/15/57	3,500	3,851
[3]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/58	2,500	2,542
[3]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.250%	11/1/44	1,000	855
[3]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.375%	11/1/49	2,300	1,929
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/43	2,640	2,787
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/48	7,000	7,307
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (ODD Fellows Home of California Project)	4.000%	4/1/43	2,000	2,023
[3]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	4,925	4,932
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	3,005	3,104
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	8,330	9,325
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	450	504
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	5,145	5,760
[8]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	2.750%	3/7/24	3,370	3,370
	California Statewide Communities Development Authority Industrial Revenue	4.500%	11/1/33	2,635	2,833
	California Statewide Communities Development Authority Industrial Revenue	4.500%	11/1/33	4,925	5,295
	California Statewide Communities Development Authority Intergovernmental Agreement Revenue	5.250%	9/2/53	8,225	8,271
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	2,000	2,049
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/30	3,500	3,583
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/32	2,500	2,556
[5]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/34	4,055	4,219
[5]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/40	4,220	4,231

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/41	4,385	4,376
[5]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/46	2,000	1,926
[5]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.000%	5/15/51	9,000	6,836
[5]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.000%	5/15/54	4,000	2,964
[3]	California Statewide Communities Development Authority Multi-Family Housing Revenue TOB VRDO	3.900%	3/1/24	12,668	12,668
[3]	California Statewide Communities Development Authority Multi-Family Housing Revenue TOB VRDO	3.800%	3/7/24	11,000	11,000
	California Statewide Communities Development Authority Special Assessment Revenue	5.375%	9/2/52	1,990	2,022
	California Statewide Communities Development Authority Special Assessment Revenue	5.500%	9/2/53	2,500	2,549
	California Statewide Communities Development Authority Special Tax Revenue	4.000%	9/1/51	1,550	1,392
	Campbell CA GO	5.000%	9/1/47	1,000	1,096
	Campbell Union School District GO	4.000%	8/1/48	4,630	4,683
	Castro Valley Unified School District GO	4.000%	8/1/37	5,960	5,946
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/34	1,500	1,557
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/30	300	316
	Central Unified School District GO	4.000%	8/1/50	1,250	1,243
	Central Unified School District GO	5.250%	8/1/52	5,000	5,590
[5]	Ceres Unified School District GO	5.000%	8/1/51	5,000	5,189
	Cerritos Community College District GO	0.000%	8/1/34	4,000	2,866
	Cerritos Community College District GO	0.000%	8/1/35	1,730	1,188
	Chabot-Las Positas Community College District GO	4.000%	8/1/47	1,435	1,435
	Chaffey Community College District GO	3.000%	6/1/39	1,000	907
	Chico Unified School District GO	4.000%	8/1/44	1,750	1,766
	Chino Community Facilities District Special Tax Revenue	4.000%	9/1/46	2,000	1,830
	Chino Community Facilities District Special Tax Revenue	4.000%	9/1/51	2,500	2,232
	Chino Valley Unified School District GO	4.000%	8/1/55	7,300	7,229
[1]	Chula Vista Elementary School District COP	2.000%	9/1/46	5,710	3,650
[1]	Chula Vista Elementary School District COP	2.000%	9/1/51	3,400	2,007
	Chula Vista Elementary School District GO	4.000%	8/1/41	2,895	3,027
	Cloverdale Unified School District GO	4.000%	8/1/49	4,950	4,938
[1]	Cloverdale Unified School District GO	4.000%	8/1/50	3,575	3,560
[5]	Clovis CA Sewer Revenue	5.000%	8/1/37	1,000	1,065
[5]	Clovis CA Sewer Revenue	5.000%	8/1/38	2,250	2,382
	Clovis Unified School District COP	4.000%	6/1/48	4,970	5,003
[4]	Clovis Unified School District GO	0.000%	8/1/27	2,350	2,115
	Clovis Unified School District GO	5.250%	8/1/40	650	735
[3]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	3.300%	4/1/51	4,975	3,553
	College of the Sequoias Tulare Area Improvement District No. 3 GO	4.000%	8/1/46	2,245	2,249
[5]	Colton Joint Unified School District GO	0.010%	8/1/46	4,700	1,720
[5]	Colton Joint Unified School District GO	0.010%	8/1/47	5,000	1,741
[5]	Colton Joint Unified School District GO	0.010%	8/1/48	3,500	1,155
	Contra Costa Water District Water Revenue	5.000%	10/1/53	4,670	5,226

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Coronado Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	8,595	8,832
	Corona-Norco Unified School District GO	4.000%	8/1/49	3,000	2,993
[3]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.650%	12/1/46	1,995	1,542
[3]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.450%	2/1/47	990	792
[3]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	7/1/56	1,000	686
[3]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.125%	8/1/56	4,000	2,848
[3]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	9/1/56	2,620	1,742
[3]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	3/1/57	1,000	683
[3]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	4/1/57	4,475	3,147
[3]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	5/1/57	3,000	2,105
	Culver City Unified School District GO	4.000%	8/1/39	2,915	2,893
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.600%	12/1/37	2,110	2,234
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.850%	12/1/42	4,500	4,708
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.950%	12/1/46	1,150	1,199
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.000%	12/1/49	655	652
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	5.500%	12/1/52	4,870	5,194
	Desert Community College District GO	4.000%	8/1/51	1,680	1,661
	Desert Community College District GO	4.000%	8/1/51	2,000	1,997
[3]	Deutsche Bank Spears/Lifers Trust Revenue Local or Guaranteed Housing Revenue TOB VRDO	3.800%	3/7/24	4,900	4,900
[1]	Downey Unified School District GO	2.000%	8/1/42	450	312
[1]	Downey Unified School District GO	2.125%	8/1/44	135	92
	Downey Unified School District GO	3.000%	8/1/48	1,805	1,456
	Dublin CA Special Tax Revenue	5.375%	9/1/51	1,250	1,286
	Dublin Unified School District GO	4.000%	8/1/39	6,115	6,103
	East Bay Municipal Utility District Wastewater System Sewer Revenue	5.000%	6/1/42	700	796
	East Bay Municipal Utility District Water System Water Revenue	5.250%	6/1/52	2,500	2,813
[1]	East Side Union High School District GO	3.000%	8/1/30	2,000	2,005
[1]	East Side Union High School District GO	3.000%	8/1/31	2,000	1,998
[1]	East Side Union High School District GO	3.000%	8/1/32	1,500	1,484
[1]	East Side Union High School District GO	3.000%	8/1/35	5,995	5,863
	Eastern Municipal Water District Water Revenue	5.000%	7/1/39	2,030	2,119
	El Camino Community College District Foundation GO	4.000%	8/1/41	10,000	10,019
	El Camino Community College District Foundation GO	5.000%	8/1/48	6,550	6,965
[4]	El Camino Healthcare District GO	0.000%	8/1/28	3,495	3,036
	El Camino Healthcare District GO	4.000%	8/1/34	5,000	5,121
	El Dorado Irrigation District COP	4.000%	3/1/45	5,000	4,933
	El Monte Union High School District GO	0.000%	6/1/44	2,340	941

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	El Monte Union High School District GO	0.000%	6/1/45	2,250	859
	El Monte Union High School District GO	0.000%	6/1/46	2,000	724
	El Rancho Unified School District GO	2.000%	8/1/37	2,000	1,567
	El Segundo Unified School District GO	2.000%	8/1/46	845	539
	El Segundo Unified School District GO	2.000%	8/1/47	2,530	1,586
	El Segundo Unified School District GO	2.000%	8/1/48	130	80
	El Segundo Unified School District GO	3.125%	8/1/48	4,530	3,756
[5]	El Segundo Unified School District GO	2.125%	8/1/50	100	62
	Elk Grove Unified School District GO	2.000%	8/1/36	6,365	5,144
	Elk Grove Unified School District GO	2.000%	8/1/38	1,250	949
	Elk Grove Unified School District GO	2.000%	8/1/39	1,700	1,258
	Eureka City Schools GO	3.200%	8/1/25	3,030	3,014
	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/45	2,000	1,821
	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/52	4,355	3,774
	Fairfield-Suisun Unified School District GO	2.000%	8/1/33	4,890	4,267
[3,10]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.750%	11/25/35	9,765	8,493
[10]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.350%	12/15/35	4,695	3,915
[10]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.250%	9/25/37	9,959	7,890
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/45	1,150	1,003
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/47	1,250	1,272
	Fontana CA Special Tax Revenue	4.000%	9/1/51	525	476
[5]	Fontana Public Facilities Financing Authority Lease (Abatement) Revenue	4.000%	11/1/41	2,830	2,910
[5]	Fontana Public Facilities Financing Authority Lease (Abatement) Revenue	4.000%	11/1/46	4,330	4,372
[5]	Fontana Public Facilities Financing Authority Lease (Abatement) Revenue	4.000%	11/1/51	4,935	4,943
	Foothill-De Anza Community College District GO	4.000%	8/1/34	1,500	1,533
[7]	Foothill-De Anza Community College District GO	0.000%	8/1/36	3,000	2,006
	Foothill-De Anza Community College District GO	3.000%	8/1/37	1,150	1,097
	Foothill-De Anza Community College District GO	3.000%	8/1/38	1,000	929
	Foothill-De Anza Community College District GO	3.000%	8/1/40	1,000	893
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/28	200	211
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/33	1,000	727
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/34	2,000	1,420
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/37	2,000	1,242
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	6.850%	1/15/42	6,000	7,281
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/43	3,309	3,289
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/46	12,045	11,686
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.500%	1/15/53	6,425	5,433
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/25	1,250	1,217
	Franklin-Mckinley School District GO	4.000%	8/1/39	245	249
	Franklin-Mckinley School District GO	4.250%	8/1/49	12,240	12,523
	Fremont Union High School District GO	4.000%	8/1/40	15,000	14,936

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fremont Union High School District GO	4.000%	8/1/40	25,700	25,590
	Fremont Union High School District GO	4.000%	8/1/48	7,500	7,587
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/35	1,150	1,223
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/46	1,540	1,546
	Fresno Unified School District GO	2.000%	8/1/29	2,305	2,134
	Fresno Unified School District GO	2.000%	8/1/30	2,435	2,229
	Fresno Unified School District GO	2.000%	8/1/31	1,565	1,402
	Fresno Unified School District GO	2.000%	8/1/32	2,705	2,391
	Fresno Unified School District GO	4.000%	8/1/33	750	768
	Fresno Unified School District GO	4.000%	8/1/35	25	25
	Fresno Unified School District GO	4.000%	8/1/36	1,000	1,017
	Fresno Unified School District GO	4.000%	8/1/45	2,500	2,519
[5]	Galt Joint Union High School District GO	5.000%	8/1/43	1,000	1,039
	Gilroy Public Facilities Financing Authority Lease (Non-Terminable) Revenue	3.000%	8/1/51	3,170	2,473
	Gilroy Public Facilities Financing Authority Lease (Non-Terminable) Revenue	3.000%	8/1/56	6,275	4,763
	Gilroy Unified School District GO	4.000%	8/1/33	1,155	1,183
	Gilroy Unified School District GO	4.000%	8/1/36	1,000	1,019
	Gilroy Unified School District GO	4.000%	8/1/44	1,000	1,002
	Glendale CA Community College District GO	0.000%	8/1/39	5,540	2,919
	Glendale CA Community College District GO	4.000%	8/1/50	3,000	3,006
[5,7]	Grossmont Healthcare District GO	0.000%	7/15/33	4,000	2,956
	Grossmont Healthcare District GO	4.000%	7/15/34	1,400	1,405
	Grossmont Union High School District GO	0.000%	8/1/30	5,000	4,052
[1]	Hacienda La Puente County CA Unified School District COP	4.000%	6/1/45	6,000	6,027
	Hacienda La Puente County CA Unified School District GO	5.000%	8/1/47	8,200	9,099
	Hartnell CA Community College District GO	4.000%	8/1/34	225	235
	Hartnell CA Community College District GO	4.000%	8/1/35	300	312
	Hartnell CA Community College District GO	3.000%	8/1/45	2,000	1,702
[3]	Hastings Campus Housing Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/61	3,000	2,471
	Hayward Unified School District COP	5.250%	8/1/52	4,000	4,168
[5]	Hayward Unified School District GO	5.000%	8/1/33	1,335	1,471
[5]	Hayward Unified School District GO	5.000%	8/1/34	1,000	1,101
[5]	Hayward Unified School District GO	4.000%	8/1/43	4,805	4,784
[5]	Hayward Unified School District GO	5.000%	8/1/44	1,045	1,115
[5]	Hayward Unified School District GO	4.000%	8/1/46	2,250	2,243
[5]	Hayward Unified School District GO	4.000%	8/1/48	4,050	3,997
[1]	Hayward Unified School District GO	4.000%	8/1/50	1,000	985
[5]	Hayward Unified School District GO	4.000%	8/1/50	2,990	2,958
[1]	Hemet Unified School District GO	3.000%	8/1/37	1,790	1,639
[1]	Hemet Unified School District GO	3.000%	8/1/39	2,070	1,826
[1,3]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/46	1,000	1,004
[1,3]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/51	1,465	1,445
[5]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/32	1,000	1,061
[5]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/34	1,125	1,194
[5]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/38	500	528

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Inglewood Unified School District GO	4.000%	8/1/26	250	255
[1]	Irvine CA Special Tax Revenue	5.000%	9/1/51	2,420	2,526
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.000%	5/1/30	3,055	3,211
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.000%	5/1/31	3,500	3,677
	Irvine Ranch Water District Water Service Corp. Special Assessment Revenue	5.250%	2/1/46	265	276
	Irvine Unified School District GO	2.250%	9/1/50	3,000	1,930
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/40	350	341
[5]	Jefferson Union High School District (Teachers and Staff Housing Project) COP	4.000%	8/1/45	1,455	1,462
[5]	Jefferson Union High School District (Teachers and Staff Housing Project) COP	4.000%	8/1/50	6,950	6,943
	Jefferson Union High School District GO	5.000%	8/1/26	1,000	1,057
[5]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/37	610	627
	Jurupa Unified School District GO	4.000%	8/1/43	5,000	5,044
	La Canada Unified School District GO	5.750%	8/1/50	3,250	3,867
[5]	La Mesa-Spring Valley School District GO	4.000%	8/1/46	1,650	1,651
	La Mesa-Spring Valley School District GO	5.000%	8/1/47	2,100	2,298
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/37	500	498
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/42	500	487
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/50	1,000	925
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/52	2,400	2,194
[5]	Lammersville Schools Finance Authority Lease (Abatement) Revenue	3.000%	10/1/49	7,200	5,515
	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/29	1,010	1,065
	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/30	1,255	1,325
	Las Lomitas Elementary School District GO	3.000%	7/1/34	570	566
	Las Lomitas Elementary School District GO	3.000%	7/1/35	450	444
	Las Lomitas Elementary School District GO	3.000%	7/1/36	500	488
	Las Lomitas Elementary School District GO	3.000%	7/1/37	800	763
	Las Lomitas Elementary School District GO	4.000%	7/1/40	7,250	7,256
[4]	Las Virgenes Unified School District GO	0.000%	9/1/26	6,160	5,713
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/32	3,210	3,511
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/34	2,000	2,194
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/31	330	339
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/33	300	307
	Livermore Valley CA Joint Unified School District GO	3.000%	8/1/39	1,345	1,212
[5]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/34	1,000	962
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/34	375	361
[5]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/35	1,000	949
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/35	520	494

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/36	2,100	1,954
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/38	1,730	1,535
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/40	925	794
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/42	1,980	1,648
[1]	Lodi Public Financing Authority Intergovernmental Agreement Revenue	5.000%	9/1/32	1,640	1,796
	Long Beach Bond Finance Authority Lease (Abatement) Revenue	5.000%	8/1/46	3,000	3,292
	Long Beach Bond Finance Authority Lease (Abatement) Revenue	4.000%	8/1/53	1,555	1,525
	Long Beach Bond Finance Authority Lease (Abatement) Revenue	5.000%	8/1/55	2,005	2,160
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/24	3,000	3,024
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/29	1,560	1,657
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/35	1,575	1,736
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/37	4,520	5,179
[11]	Long Beach Bond Finance Authority Natural Gas Revenue, 67% of TSFR3M + 1.430%	5.161%	11/15/26	1,800	1,799
[7]	Long Beach Bond Finance Authority Tax Allocation Revenue	5.500%	8/1/26	5,665	5,792
[7]	Long Beach Bond Finance Authority Tax Allocation Revenue	5.500%	8/1/31	4,715	5,315
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/28	250	276
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/29	250	283
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/30	305	353
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/31	430	507
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/32	220	263
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/44	1,110	1,207
	Long Beach Community College District GO	0.000%	8/1/34	2,830	2,003
	Long Beach Community College District GO	4.000%	8/1/45	2,000	2,002
	Long Beach Unified School District GO	0.000%	8/1/26	1,870	1,715
	Long Beach Unified School District GO	5.000%	8/1/36	8,175	8,634
	Long Beach Unified School District GO	3.000%	8/1/39	2,840	2,593
	Long Beach Unified School District GO	5.000%	8/1/42	900	938
	Long Beach Unified School District GO	3.000%	8/1/50	3,000	2,351
	Long Beach Unified School District GO	4.000%	8/1/53	5,000	4,963
	Los Angeles CA Community College District GO	4.000%	8/1/33	1,075	1,116
[3]	Los Angeles CA Multi-Family Mortgage Local or Guaranteed Housing Revenue TOB VRDO	3.800%	3/7/24	25,100	25,100
[5]	Los Angeles CA Unified School District COP	5.000%	10/1/30	450	520
[5]	Los Angeles CA Unified School District COP	2.250%	10/1/34	560	491
	Los Angeles CA Unified School District GO	4.000%	7/1/36	4,000	4,236
	Los Angeles CA Unified School District GO	4.000%	7/1/38	4,370	4,612
	Los Angeles CA Unified School District GO	4.000%	7/1/39	2,505	2,600
	Los Angeles CA Unified School District GO	4.000%	7/1/40	3,000	3,097
	Los Angeles CA Unified School District GO	4.000%	7/1/40	2,765	2,871

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles CA Unified School District GO	4.000%	7/1/41	2,500	2,592
	Los Angeles CA Unified School District GO	5.000%	7/1/41	1,000	1,158
	Los Angeles CA Unified School District GO	5.000%	7/1/42	1,000	1,154
	Los Angeles CA Unified School District GO	5.250%	7/1/42	20,000	21,534
	Los Angeles CA Unified School District GO	2.625%	7/1/46	1,950	1,442
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/32	4,160	4,266
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	1,010	1,085
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/34	3,250	3,492
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,500	2,686
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	1,660	1,783
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	2,100	2,251
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/39	150	160
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/48	10,000	10,573
	Los Angeles CA Wastewater System Sewer Revenue	4.000%	6/1/52	10,830	11,007
[3,8]	Los Angeles County California Authority Multifamily Revenue TOB VRDO	3.900%	3/1/24	9,600	9,600
	Los Angeles County Development Authority Local or Guaranteed Housing Revenue PUT	3.750%	12/1/26	1,500	1,502
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/43	6,735	7,225
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	2,340	2,452
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	1,700	1,836
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	3,305	3,577
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	1,525	1,650
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/36	1,500	1,603
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	3,750	4,119
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	3,580	3,833
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	5,950	6,478
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/41	3,000	3,180
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/44	1,125	1,208
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/39	2,500	2,610
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/40	3,180	3,295
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/41	2,500	2,577
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/43	3,250	3,316
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/44	295	297
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/44	4,000	4,370

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/49	5,035	5,439
Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency Tax Allocation Revenue (Bunker Hill Project)	5.000%	12/1/24	2,000	2,026
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	4.000%	12/1/37	1,800	1,907
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	1,145	1,175
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	5,660	5,808
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	1,000	1,074
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	800	890
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	500	597
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	2,150	2,381
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	785	869
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	2,000	2,111
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	5,905	6,590
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/42	2,000	2,106
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/43	2,500	2,726
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/45	500	508
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/48	10,000	10,080
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/48	6,500	7,201
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/49	7,025	7,494
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	200	201
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	2,000	2,074
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	1,700	1,840
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	4,345	4,688
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	1,835	1,896
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	2,500	2,773
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	125	125
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	12,210	13,660
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	2,290	2,653
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	3,350	3,532
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	20,375	21,323
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	1,000	1,140

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	7,170	7,718
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/47	4,075	4,235
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/47	1,500	1,680
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/47	3,310	3,461
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	18,495	20,324
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	7,675	8,434
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/52	4,780	5,274
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	1,105	1,180
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	3,790	3,934
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	4,765	5,068
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	4,675	4,956
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	1,640	1,778
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	2,500	2,643
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	1,000	1,080
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	6,000	6,881
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	6,000	6,813
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	6,750	7,278
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	5,000	5,661
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/44	5,750	6,007
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/48	3,000	3,212
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/49	3,940	3,922
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/50	2,580	2,814
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/52	7,000	7,784
	Los Angeles Department of Water & Power Water System Water Revenue	5.250%	7/1/53	17,535	20,010
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/33	5,200	5,302
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment and Real Project)	5.000%	5/1/37	1,200	1,449
	Los Banos Unified School District GO	5.250%	8/1/49	6,185	6,957
	Los Rios Community College District GO	4.000%	8/1/34	4,555	4,710
	Los Rios Community College District GO	3.000%	8/1/35	1,450	1,389
[4]	Madera Unified School District GO	0.000%	8/1/28	2,680	2,318
	Magnolia CA School District GO	4.000%	8/1/38	1,570	1,570
[5]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/34	500	522
	Menifee CA Special Tax Revenue	4.000%	9/1/51	1,090	973

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Menifee CA Special Tax Revenue	5.000%	9/1/53	1,000	1,018
	Menifee Union School District Special Tax Revenue	4.000%	9/1/45	875	800
	Menifee Union School District Special Tax Revenue	4.000%	9/1/51	1,825	1,596
[12]	Merced Union High School District GO	0.000%	8/1/30	1,470	1,203
	Mesa Water District COP	4.000%	3/15/40	325	338
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/40	10,020	11,259
	Milpitas CA Unified School District GO	3.000%	8/1/35	1,000	978
	Milpitas Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	9/1/30	4,125	4,251
[1]	Modesto CA Water Revenue COP VRDO	2.700%	3/7/24	12,500	12,500
	Modesto High School District GO	4.000%	8/1/52	8,595	8,594
	Montebello Unified School District GO	5.000%	8/1/41	5,175	5,363
[1]	Montebello Unified School District GO	5.500%	8/1/47	3,500	3,863
[1]	Montebello Unified School District GO	5.000%	8/1/50	2,000	2,132
	Monterey Peninsula Community College District GO	4.000%	8/1/51	4,000	3,968
	Monterey Peninsula Unified School District GO	4.000%	8/1/42	2,100	2,179
[5]	Moreno Valley CA Unified School District GO	3.000%	8/1/50	2,000	1,598
[1]	Moreno Valley CA Unified School District GO	4.125%	8/1/50	3,000	3,012
[1]	Moreno Valley CA Unified School District GO	5.250%	8/1/52	5,500	6,077
	Moreno Valley Community Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/31	1,675	1,804
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/33	1,605	1,686
[1]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/38	1,150	1,325
[1]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/39	625	715
[5]	Moulton-Niguel Water District Public Facilities Corp. COP	3.000%	9/1/44	2,000	1,708
	Mount San Antonio Community College District GO	5.000%	8/1/39	1,000	1,107
	Mount San Antonio Community College District GO	0.000%	8/1/46	6,870	2,693
	Mount San Antonio Community College District GO	2.375%	8/1/51	6,115	4,001
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/43	2,000	2,030
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/45	4,000	4,031
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.125%	12/1/48	2,125	2,145
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/50	6,290	6,276
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.250%	12/1/52	2,500	2,535
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/38	810	848
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/39	1,725	1,793
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/40	1,795	1,854
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/41	1,710	1,757
	Mountain View Los Altos CA Union High School District GO	1.500%	8/1/32	1,730	1,438
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	7,000	8,878
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	500	634

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	5,700	7,229
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	7,545	9,690
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	7,460	9,581
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	1,170	1,503
	Napa Valley Unified School District GO	4.000%	8/1/38	4,315	4,326
	New Haven Unified School District GO	4.000%	8/1/36	500	516
	New Haven Unified School District GO	4.000%	8/1/37	70	72
	New Haven Unified School District GO	4.000%	8/1/39	420	426
	New Haven Unified School District GO	3.000%	8/1/49	1,520	1,213
	Newport Mesa Unified School District GO	0.000%	8/1/35	4,000	2,804
	Newport Mesa Unified School District GO	0.000%	8/1/36	1,000	670
	Newport Mesa Unified School District GO	0.000%	8/1/37	2,000	1,276
	Newport Mesa Unified School District GO	0.000%	8/1/38	1,000	608
	Norco Financing Authority Intergovernmental Agreement Revenue	4.000%	10/1/49	1,300	1,306
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/29	250	251
	North Lake Tahoe Public Financing Authority Lease (Appropriation) Revenue	5.250%	12/1/42	3,250	3,660
	North Lake Tahoe Public Financing Authority Lease (Appropriation) Revenue	5.500%	12/1/47	4,425	4,984
[4]	North Orange County CA Community College District GO	0.000%	8/1/27	6,880	6,175
	North Orange County CA Community College District GO	3.000%	8/1/38	1,000	912
	North Orange County CA Community College District GO	3.000%	8/1/39	1,000	895
	North Orange County CA Community College District GO	3.000%	8/1/40	1,000	881
	Northern California Energy Authority Natural Gas Revenue PUT	4.000%	7/1/24	89,510	89,543
	Northern California Tobacco Securitization Authority Tobacco Settlement Funded Revenue	5.000%	6/1/48	165	169
	Northern California Tobacco Securitization Authority Tobacco Settlement Funded Revenue	4.000%	6/1/49	2,500	2,370
	Northern California Tobacco Securitization Authority Tobacco Settlement Funded Revenue	4.000%	6/1/49	2,335	2,404
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/37	3,610	3,766
	Norwalk-La Mirada Unified School District GO	3.250%	8/1/35	100	100
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/43	7,865	6,736
	Norwalk-La Mirada Unified School District GO	5.000%	8/1/44	4,320	4,563
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/50	6,750	5,310
	Norwalk-La Mirada Unified School District GO	5.000%	8/1/51	6,665	7,287
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/33	3,450	3,574
[1]	Oakland Unified School District/Alameda County GO	3.000%	8/1/40	7,000	6,051
[5]	Oakland Unified School District/Alameda County GO	4.000%	8/1/40	1,205	1,241
[5]	Oakland Unified School District/Alameda County GO	4.000%	8/1/41	1,325	1,359
[12]	Oceanside CA Unified School District GO	0.000%	8/1/25	4,555	4,348
[12]	Oceanside CA Unified School District GO, ETM	0.000%	8/1/25	115	110
[12]	Oceanside CA Unified School District GO, ETM	0.000%	8/1/25	625	599
	Ohlone Community College District GO	4.000%	8/1/38	5,540	5,554
	Ontario CA Community Facilities District No. 45 Special Tax Revenue	4.000%	9/1/51	1,540	1,410
	Ontario CA Special Tax Revenue	5.500%	9/1/48	1,500	1,581
	Ontario CA Special Tax Revenue	5.750%	9/1/54	2,000	2,130

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Ontario International Airport Authority Port, Airport & Marina Revenue	5.000%	5/15/46	2,500	2,738
	Ontario Montclair School District GO	4.000%	8/1/48	3,050	3,086
	Ontario Montclair School District GO	5.250%	8/1/52	2,360	2,658
	Orange County CA Ocean View School District GO	5.000%	8/1/50	7,290	8,137
	Orange County Water District Water Revenue	4.000%	8/15/34	650	693
	Orinda Union School District GO	4.000%	8/1/47	1,270	1,281
	Orinda Union School District GO	4.000%	8/1/51	1,270	1,271
	Oxnard Union High School District GO	5.000%	8/1/45	1,000	1,065
	Palm Desert CA Special Assessment Revenue	4.000%	9/2/31	800	805
	Palo Alto CA COP	2.125%	11/1/43	1,730	1,216
	Palo Alto CA COP	2.250%	11/1/47	9,515	6,390
	Palomar Community College District GO	5.000%	8/1/34	1,000	1,084
	Palomar Health GO	4.000%	8/1/32	4,140	4,196
[12]	Palomar Health GO	0.000%	8/1/33	4,100	2,970
	Palomar Health GO	4.000%	8/1/33	4,560	4,607
	Palomar Health GO	5.000%	8/1/34	1,100	1,161
	Palomar Health GO	4.000%	8/1/35	4,270	4,301
	Palomar Health GO	0.000%	8/1/36	5,025	3,101
[1]	Palomar Health GO	0.000%	8/1/38	390	222
[12]	Palomar Health GO	7.000%	8/1/38	205	238
[4]	Paramount Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	0.000%	8/1/26	3,000	2,708
	Paramount Unified School District GO	0.000%	8/1/42	1,000	440
	Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue	5.000%	6/1/39	5,070	5,790
	Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue	5.000%	6/1/40	5,325	6,029
	Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue	5.000%	6/1/51	4,335	4,712
	Peralta Community College District GO	3.000%	2/1/50	1,750	1,395
	Peralta Community College District GO	5.500%	8/1/52	4,000	4,591
	Perris Union CA High School District GO	3.000%	9/1/45	2,000	1,664
[1]	Pittsburg Unified School District GO	5.000%	8/1/47	2,320	2,545
[1]	Pittsburg Unified School District GO	4.250%	8/1/49	2,500	2,545
[1]	Pittsburg Unified School District GO	4.000%	8/1/51	3,000	2,976
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/36	2,345	2,222
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/37	1,250	1,159
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/38	4,100	3,739
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/39	2,040	1,145
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/39	4,000	3,589
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/46	2,500	2,514
[1]	Pleasanton Unified School District (Multiple Capital Improvement Project) COP	5.000%	6/1/34	200	206
[1]	Pleasanton Unified School District (Multiple Capital Improvement Project) COP	5.250%	6/1/35	265	273
[1]	Pleasanton Unified School District (Multiple Capital Improvement Project) COP	5.250%	6/1/36	100	103
[1]	Pleasanton Unified School District (Multiple Capital Improvement Project) COP	5.250%	6/1/37	100	103
[1]	Pleasanton Unified School District (Multiple Capital Improvement Project) COP	5.250%	6/1/38	200	205
[1]	Pleasanton Unified School District (Multiple Capital Improvement Project) COP	5.250%	6/1/39	100	103
[1]	Pleasanton Unified School District (Multiple Capital Improvement Project) COP	5.250%	6/1/40	110	113
[1]	Pleasanton Unified School District (Multiple Capital Improvement Project) COP	5.250%	6/1/41	250	256

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Pleasanton Unified School District (Multiple Capital Improvement Project) COP	5.250%	6/1/42	200	204
[1]	Pleasanton Unified School District (Multiple Capital Improvement Project) COP	5.500%	6/1/52	1,100	1,122
	Pleasanton Unified School District GO	4.000%	8/1/48	5,000	5,048
	Pleasanton Unified School District GO	4.000%	8/1/52	8,315	8,346
[1]	Pomona Unified School District GO	2.500%	8/1/48	5,050	3,542
[5]	Pomona Unified School District GO	3.000%	8/1/48	3,155	2,498
[5]	Pomona Unified School District GO	4.000%	8/1/48	2,285	2,314
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/45	625	630
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/50	1,000	1,000
[5]	Poway Public Financing Authority Water Revenue	5.250%	6/1/53	2,125	2,380
	Poway Unified School District GO	0.000%	8/1/33	990	728
	Poway Unified School District GO	0.000%	8/1/33	5,010	3,682
	Poway Unified School District GO	0.000%	8/1/34	8,130	5,753
	Poway Unified School District GO	0.000%	8/1/46	8,000	2,934
	Poway Unified School District GO	0.000%	8/1/51	7,500	2,187
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/28	2,320	2,446
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/29	3,400	3,581
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/30	1,735	1,829
[5]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/33	1,720	1,780
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/50	2,250	2,240
	Rancho Cordova CA Special Tax Revenue	5.375%	9/1/53	1,300	1,342
	Ravenswood CA City School District GO	5.000%	8/1/43	2,680	2,788
	Ravenswood CA City School District GO	4.000%	8/1/46	3,740	3,761
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/29	1,000	1,039
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/31	600	624
	Redwood City Public Facilities & Infrastructure Authority Lease (Abatement) Revenue	3.000%	6/1/46	4,000	3,303
	Redwood City Public Facilities & Infrastructure Authority Lease (Abatement) Revenue	3.000%	6/1/51	250	196
[7]	Redwood City Redevelopment Agency Successor Agency Tax Allocation Revenue	0.000%	7/15/26	3,445	3,171
	Rialto CA Special Tax Revenue	5.500%	9/1/53	5,035	5,315
	Rialto CA Special Tax Revenue	5.750%	9/1/58	5,235	5,584
	Richmond CA Wastewater Sewer Revenue	4.000%	8/1/36	1,295	1,365
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/30	1,000	1,128
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/33	2,105	2,371
[1]	River Islands Public Financing Authority Special Tax Revenue	4.500%	9/1/47	1,600	1,648
[3,8]	River Islands Public Financing Authority Special Tax Revenue TOB VRDO	3.900%	3/1/24	10,000	10,000
	Riverside CA Sewer Revenue	5.000%	8/1/33	3,660	4,061
	Riverside Community College District GO	3.000%	8/1/35	530	527
	Riverside Community College District GO	3.000%	8/1/37	1,100	1,051
	Riverside Community College District GO	3.000%	8/1/40	4,250	3,822
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/40	2,320	2,346
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/41	6,710	3,076

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/42	2,975	1,286
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/43	7,500	3,064
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/47	5,455	5,255
	Riverside County Transportation Commission Highway Revenue	3.000%	6/1/48	3,105	2,397
[5]	Riverside County Transportation Commission Highway Revenue	3.000%	6/1/49	6,000	4,689
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/38	3,500	3,719
	Riverside Unified School District GO	4.000%	8/1/32	2,250	2,341
	Riverside Unified School District GO	3.000%	8/1/36	800	761
	Riverside Unified School District GO	3.000%	8/1/37	1,800	1,678
	Riverside Unified School District Special Tax Revenue	5.000%	9/1/49	1,050	1,070
	Riverside Unified School District Special Tax Revenue	5.000%	9/1/54	1,270	1,286
[5]	RNR School Financing Authority Special Tax Revenue	4.000%	9/1/30	1,940	2,058
[1]	Robla CA School District GO	5.000%	8/1/44	2,170	2,285
	Roseville CA Special Tax Revenue	4.000%	9/1/46	2,000	1,797
	Roseville CA Special Tax Revenue	4.000%	9/1/46	1,000	907
	Roseville CA Special Tax Revenue	4.000%	9/1/51	2,750	2,390
	Roseville Joint Union High School District GO	3.000%	8/1/40	1,000	884
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/28	2,500	2,605
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/44	3,250	3,277
	Sacramento CA City Unified School District GO	4.000%	5/1/47	5	5
[5]	Sacramento CA City Unified School District GO	5.500%	8/1/47	1,820	2,024
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/49	1,345	1,325
[5]	Sacramento CA City Unified School District GO	5.500%	8/1/52	9,020	9,960
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/36	2,245	2,418
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/48	9,160	9,545
[3,7,8]	Sacramento City Financing Authority Lease (Abatement) Revenue TOB VRDO	3.360%	3/7/24	34,700	34,700
[4]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/30	3,000	2,382
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	1,660	1,819
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	1,275	1,396
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	2,000	2,190
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/35	2,520	2,754
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/35	2,000	2,186
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/38	1,330	1,435
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	12/1/44	500	501
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/50	2,000	2,176
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/53	9,475	10,533
[5]	Sacramento Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/1/33	1,475	1,526

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Salinas Union High School District GO	4.000%	8/1/45	4,000	4,035
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/31	1,000	1,103
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/32	1,365	1,504
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/34	2,360	2,590
[1]	San Bernardino City Unified School District GO	0.000%	8/1/35	5,900	3,985
[1]	San Bernardino City Unified School District GO	0.000%	8/1/36	5,000	3,212
[1]	San Bernardino City Unified School District GO	3.000%	8/1/44	1,875	1,534
	San Bernardino Community College District GO	0.000%	8/1/44	15,000	6,161
	San Bernardino Community College District GO	0.000%	8/1/48	12,770	4,434
	San Diego Association of Governments Appropriations Revenue, Prere.	5.000%	11/15/25	9,250	9,584
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/42	5,130	5,367
	San Diego CA Unified School District GO	0.000%	7/1/32	1,110	857
	San Diego CA Unified School District GO	0.000%	7/1/34	3,550	2,418
	San Diego CA Unified School District GO	0.000%	7/1/38	4,890	2,904
	San Diego CA Unified School District GO	0.000%	7/1/39	1,495	844
	San Diego CA Unified School District GO	5.000%	7/1/41	50	53
	San Diego CA Unified School District GO	2.000%	7/1/45	5,080	3,317
	San Diego CA Unified School District GO	4.450%	7/1/47	1,000	1,039
	San Diego CA Unified School District GO	3.250%	7/1/48	1,000	853
	San Diego CA Unified School District GO	5.000%	7/1/48	11,500	12,974
	San Diego CA Unified School District GO	0.000%	7/1/49	2,000	682
	San Diego CA Unified School District GO	4.000%	7/1/50	1,850	1,855
	San Diego CA Unified School District GO	4.550%	7/1/52	3,000	3,114
	San Diego Community College District GO	0.000%	8/1/36	8,000	5,298
	San Diego Community College District GO	0.000%	8/1/38	3,510	2,108
	San Diego Community College District GO	4.000%	8/1/41	1,000	1,062
	San Diego Community College District GO	4.000%	8/1/42	1,000	1,052
	San Diego Community College District GO	4.000%	8/1/43	1,000	1,045
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,020	1,152
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	1,520	1,701
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	1,375	1,535
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/40	2,325	2,580
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	7,015	7,362
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/51	2,000	2,169
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/56	2,515	2,424
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/56	5,500	5,924
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/35	1,540	1,617
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/41	2,250	2,617
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/43	2,270	2,614
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/47	5,000	5,625
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/52	2,000	2,217

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/31	1,010	1,042
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/38	600	706
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/41	1,000	1,152
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/43	650	741
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/36	5,050	5,322
	San Dieguito Union High School District GO	3.000%	8/1/38	1,000	909
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/46	1,460	928
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/49	6,300	5,048
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/50	8,475	6,718
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/35	3,800	3,935
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	3.000%	7/1/44	5,000	4,201
[3]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/51	1,700	1,427
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/31	2,430	2,541
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/31	1,015	1,061
	San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/48	17,530	20,345
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/50	1,865	1,866
	San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/52	4,000	4,587
	San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/52	2,165	2,483
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	10	10
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/32	1,000	1,049
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/33	3,145	3,543
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/44	1,130	1,131
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/48	4,700	4,949
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/49	6,605	7,053
	San Francisco City & County CA (Multiple Capital Improvement Projects) COP	3.000%	4/1/30	2,500	2,505
	San Francisco City & County CA (Multiple Capital Improvement Projects) COP	3.000%	4/1/31	2,500	2,506
	San Francisco City & County CA Community Facilities District No. 2014-1 Special Tax Revenue	5.000%	9/1/52	1,150	1,205
	San Francisco City & County CA COP	4.000%	4/1/33	5,040	5,077
	San Francisco City & County CA COP	4.000%	4/1/41	2,705	2,734
	San Francisco City & County CA COP	4.000%	4/1/41	3,355	3,403

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco City & County CA COP	4.000%	4/1/41	3,565	3,640
	San Francisco City & County CA COP	4.000%	4/1/43	5,865	5,911
[3]	San Francisco City & County CA Multifamily Local or Guaranteed Housing Revenue TOB VRDO	3.900%	3/1/24	44,750	44,750
[3]	San Francisco City & County CA Special Tax District No. 2020-1 Special Tax Revenue	5.750%	9/1/50	850	880
[3]	San Francisco City & County CA Special Tax District No. 2020-1 Special Tax Revenue	5.750%	9/1/53	1,500	1,545
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	4.000%	11/1/41	1,290	1,337
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	4.000%	11/1/46	2,135	2,165
	San Francisco City & County Public Utilities Commission Power Water Revenue	5.000%	11/1/39	1,790	1,825
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/34	3,030	3,337
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/36	7,000	7,656
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/37	1,250	1,352
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/37	2,080	2,265
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/39	1,500	1,760
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/41	1,000	1,156
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/42	1,000	1,150
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/50	10,000	10,006
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/29	2,000	2,114
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/28	985	1,036
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/30	1,200	1,264
[5]	San Francisco Community College District GO	3.000%	6/15/45	3,125	2,556
	San Francisco Community College District GO	4.000%	6/15/45	2,300	2,310
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/51	3,000	2,971
[3]	San Francisco Municipal Transportation Agency Transit Revenue TOB VRDO	3.380%	3/7/24	4,000	4,000
	San Francisco Unified School District GO	4.000%	6/15/33	3,155	3,314
	San Francisco Unified School District GO	4.000%	6/15/33	7,830	7,829
	San Francisco Unified School District GO	4.000%	6/15/34	2,500	2,612
	San Francisco Unified School District GO	4.000%	6/15/35	2,000	2,077
	San Francisco Unified School District GO	3.000%	6/15/39	4,075	3,736
	San Francisco Unified School District GO	3.000%	6/15/40	6,500	5,840
	San Francisco Unified School District GO	5.000%	6/15/40	3,380	3,781
[1]	San Jacinto Unified School District COP	5.000%	9/1/40	1,075	1,167
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/37	7,000	7,434
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/41	2,000	2,106
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/25	7,515	7,289

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/32	225	170
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/34	1,000	1,070
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/43	550	556
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/44	2,000	2,023
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/45	400	402
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/49	15,165	15,326
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, Prere.	5.000%	1/15/25	18,000	18,299
	San Jose CA GO	5.000%	9/1/49	5,400	5,792
	San Jose Evergreen Community College District GO	3.000%	9/1/40	3,710	3,331
	San Jose Evergreen Community College District GO	4.000%	9/1/43	1,000	1,027
	San Jose Evergreen Community College District GO	4.000%	9/1/45	5,000	5,095
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/35	4,100	4,410
	San Juan Unified School District GO	2.375%	8/1/41	15	11
	San Juan Unified School District GO	5.000%	8/1/41	2,000	2,240
[5]	San Leandro Unified School District GO	4.000%	8/1/35	450	469
	San Leandro Unified School District GO	4.000%	8/1/47	3,150	3,156
	San Lorenzo Unified School District GO	4.000%	8/1/47	2,000	2,000
	San Lorenzo Valley CA Unified School District GO	4.000%	8/1/45	1,395	1,421
	San Luis Coastal Unified School District GO	4.000%	8/1/49	1,000	1,002
	San Luis Coastal Unified School District GO	4.000%	8/1/53	6,670	6,586
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/29	760	819
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/34	1,155	1,244
	San Marcos Unified School District GO	4.000%	8/1/33	3,520	3,648
	San Marcos Unified School District GO	5.000%	8/1/35	5,000	5,401
	San Marcos Unified School District GO	5.000%	8/1/36	2,000	2,153
	San Mateo Foster City CA School District GO	4.000%	8/1/42	1,000	1,045
	San Mateo Foster City CA School District GO	4.000%	8/1/44	2,750	2,844
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/46	1,835	1,509
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	2.500%	6/15/55	4,975	3,243
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/43	3,000	3,227
	San Mateo Union High School District GO	1.875%	9/1/32	1,655	1,416
[2]	San Mateo Union High School District GO, 6.875% coupon rate effective 9/1/34	0.000%	9/1/46	3,280	2,509
	San Rafael City CA High School District GO	4.000%	8/1/40	4,180	4,184
	San Rafael City CA High School District GO	4.250%	8/1/47	5,500	5,612
	San Rafael City CA High School District GO	4.000%	8/1/53	7,000	6,960
	San Rafael City Elementary School District GO	4.500%	8/1/42	2,645	2,750
	San Rafael City Elementary School District GO	5.000%	8/1/43	1,000	1,053
	San Rafael City Elementary School District GO	4.000%	8/1/47	1,350	1,350
	San Rafael City Elementary School District GO	4.250%	8/1/47	3,000	3,073
[7]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/33	2,000	1,426
	San Ramon Valley Fire Protection District COP	4.000%	8/1/45	2,500	2,532
	San Ramon Valley Fire Protection District COP	4.000%	8/1/50	4,140	4,164

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/34	415	489
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/37	1,165	1,347
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/41	5,000	5,646
[5]	Sanger Unified School District GO	3.000%	8/1/45	1,000	820
[5]	Sanger Unified School District GO	3.000%	8/1/48	5,500	4,395
[5]	Sanger Unified School District GO	4.000%	8/1/55	2,480	2,456
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/41	2,000	2,013
[4]	Santa Ana Unified School District GO	0.000%	8/1/32	3,680	2,767
[1]	Santa Ana Unified School District GO	2.000%	8/1/46	5,755	3,674
[1]	Santa Ana Unified School District GO	2.125%	8/1/50	1,000	615
	Santa Barbara Secondary High School District GO	0.000%	8/1/40	2,310	1,149
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	2,765	2,556
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	3,000	2,738
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	5/1/45	10,000	10,129
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.125%	5/1/47	4,165	3,472
	Santa Clara Unified School District GO	3.000%	7/1/37	6,605	6,208
	Santa Clara Unified School District GO	4.000%	7/1/40	5,000	5,020
	Santa Clara Unified School District GO	4.000%	7/1/41	9,485	9,514
	Santa Clarita Community College District GO	3.000%	8/1/36	750	715
	Santa Clarita Community College District GO	5.000%	8/1/40	1,060	1,205
	Santa Clarita Community College District GO	3.000%	8/1/41	950	829
	Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	3.000%	6/1/37	850	807
	Santa Monica Community College District GO	4.000%	8/1/35	1,050	1,096
	Santa Monica Community College District GO	5.000%	8/1/43	10,000	10,780
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	2.125%	7/1/46	5,500	3,686
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	2.250%	7/1/51	6,500	4,150
	Santa Monica-Malibu Unified School District GO	4.000%	8/1/39	4,000	4,122
	Santa Monica-Malibu Unified School District GO	4.000%	8/1/40	6,870	7,054
	Santa Monica-Malibu Unified School District GO	4.000%	8/1/41	3,260	3,334
	Santa Rosa Elementary School District GO	5.000%	8/1/42	400	453
	Santa Rosa Elementary School District GO	5.000%	8/1/43	600	674
[1]	Santa Rosa High School District GO	5.000%	8/1/36	550	582
[1]	Santa Rosa High School District GO	5.000%	8/1/39	1,125	1,178
	Santa Rosa High School District GO	5.000%	8/1/53	2,135	2,330
[4]	Saratoga Union School District GO	0.000%	3/1/28	2,220	1,964
[5]	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/49	2,500	2,497
	Sierra Joint Community College District GO	4.000%	8/1/53	3,350	3,336
[1]	Simi Valley Unified School District GO	0.000%	8/1/32	1,720	1,309
	Sonoma County Junior College District GO	3.000%	8/1/37	7,285	6,857
	Sonoma County Junior College District GO	3.000%	8/1/39	4,000	3,603
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/42	1,260	1,356
[1]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/42	40	45
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	2/1/34	200	212
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	2/1/35	200	212

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	2/1/36	350	368
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	2/1/37	250	261
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	3.000%	2/1/38	1,080	1,008
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	3.000%	2/1/39	1,110	1,018
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	3.000%	2/1/40	1,105	1,000
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	2.500%	2/1/50	4,920	3,363
	South Orange County Public Financing Authority Lease (Abatement) Revenue	5.000%	6/1/52	8,765	9,629
	South San Francisco Unified School District GO	4.000%	9/1/40	1,000	1,034
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/41	5,000	5,814
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/42	5,000	5,785
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/42	11,255	13,023
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/43	5,000	5,757
	Southern California Public Power Authority Electric Power & Light Revenue (Ape Power Project)	5.000%	7/1/31	100	101
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/36	1,120	1,291
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/28	3,600	3,775
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/33	4,245	4,578
	Southwestern Community College District GO	3.000%	8/1/39	900	821
	Southwestern Community College District GO	3.000%	8/1/40	1,250	1,119
	Southwestern Community College District GO	3.000%	8/1/40	2,500	2,238
	Stanislaus County Modesto Elementary School District GO	3.000%	8/1/39	280	252
	Stanislaus County Modesto Elementary School District GO	3.000%	8/1/46	4,300	3,536
	Stanislaus County Modesto Elementary School District GO	5.000%	8/1/52	3,910	4,292
	Stanislaus County Modesto Elementary School District GO	5.000%	8/1/52	1,580	1,734
	State Center Community College District GO	3.000%	8/1/40	4,660	4,217
[5]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/31	1,550	1,706
[5]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/36	2,000	2,175
[5]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	4.000%	10/1/37	1,015	1,034
[1]	Stockton Unified School District GO	4.000%	8/1/36	1,000	1,061
[1]	Stockton Unified School District GO	4.000%	8/1/38	1,625	1,702
[1]	Stockton Unified School District GO	4.000%	8/1/40	1,035	1,069
[1]	Stockton Unified School District GO	4.000%	8/1/45	5,000	5,076
	Sunnyvale CA School District GO	4.000%	9/1/36	250	263
	Sunnyvale CA School District GO	4.000%	9/1/37	270	281
	Sunnyvale CA School District GO	4.000%	9/1/40	700	718
	Sunnyvale CA School District GO	4.000%	9/1/42	700	713
	Sunnyvale CA School District GO	4.000%	9/1/44	600	608
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/50	3,425	3,433

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	2.500%	4/1/52	3,620	2,446
	Sweetwater Union High School District GO	5.000%	8/1/33	165	171
	Sweetwater Union High School District GO	5.000%	8/1/34	900	932
[1]	Sweetwater Union High School District GO	0.000%	8/1/39	1,355	672
[1]	Sweetwater Union High School District GO	0.000%	8/1/40	3,005	1,399
[1]	Sweetwater Union High School District GO	0.000%	8/1/41	4,000	1,755
[1]	Sweetwater Union High School District GO	0.000%	8/1/42	4,000	1,655
	Sweetwater Union High School District GO	4.000%	8/1/42	5,000	5,008
[1]	Sweetwater Union High School District GO	0.000%	8/1/43	4,000	1,555
[1]	Sweetwater Union High School District GO	0.000%	8/1/44	3,500	1,280
[1]	Sweetwater Union High School District GO	0.000%	8/1/45	5,000	1,724
[1]	Sweetwater Union High School District GO	0.000%	8/1/46	5,000	1,625
[1]	Sweetwater Union High School District GO	0.000%	8/1/47	5,000	1,535
	Tahoe-Truckee Unified School District GO	5.000%	8/1/39	2,645	2,757
	Temecula Public Financing Authority Specail Tax Revenue	5.000%	9/1/44	920	954
	Temecula Public Financing Authority Specail Tax Revenue	5.000%	9/1/49	950	969
	Temecula Public Financing Authority Specail Tax Revenue	5.000%	9/1/54	875	889
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/38	3,115	3,315
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,000	1,101
	Torrance Unified School District GO	4.000%	8/1/39	10,000	10,053
	Torrance Unified School District GO	4.000%	8/1/40	18,095	17,993
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/45	2,285	2,109
	Tracy CA Community Facilities District Special Tax Revenue	5.750%	9/1/48	1,700	1,805
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/50	1,000	889
	Tracy CA Community Facilities District Special Tax Revenue	5.875%	9/1/53	2,700	2,872
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/36	800	845
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/45	2,000	2,054
[5]	Tulare Local Health Care District GO	4.000%	8/1/39	3,275	3,350
[4]	Tulare Union High School District GO	0.000%	8/1/27	515	463
[4]	Tulare Union High School District GO	0.000%	8/1/28	1,250	1,090
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/31	3,000	3,075
[13]	Ukiah CA Unified School District GO	0.000%	8/1/32	4,000	3,063
[1]	Ukiah CA Unified School District GO	5.000%	8/1/45	1,800	1,910
[1]	Ukiah CA Unified School District GO	5.000%	8/1/49	2,150	2,264
	Ukiah Public Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	4/1/35	1,015	1,069
	Ukiah Public Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	4/1/36	525	549
	Ukiah Public Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	4/1/42	3,290	3,313
	Union Elementary School District GO	5.000%	9/1/25	315	325
	Union Elementary School District GO	5.000%	9/1/26	400	423
	Union Elementary School District GO	4.000%	9/1/52	1,875	1,882
	United Water Conservation District COP	4.000%	10/1/45	1,635	1,662
	United Water Conservation District COP	4.000%	10/1/50	2,155	2,166
	University of California College & University Revenue	3.250%	5/15/29	5,185	5,169

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue	4.000%	5/15/34	7,000	7,211
	University of California College & University Revenue	5.000%	5/15/34	1,445	1,596
	University of California College & University Revenue	5.000%	5/15/35	7,475	8,243
	University of California College & University Revenue	5.000%	5/15/37	3,535	3,778
	University of California College & University Revenue	4.000%	5/15/38	7,505	7,907
	University of California College & University Revenue	5.000%	5/15/38	1,750	2,035
	University of California College & University Revenue	5.000%	5/15/40	300	305
	University of California College & University Revenue	5.000%	5/15/40	1,000	1,148
	University of California College & University Revenue	5.000%	5/15/41	1,000	1,142
	University of California College & University Revenue	5.000%	5/15/42	3,000	3,412
	University of California College & University Revenue	5.000%	5/15/42	5,000	5,318
	University of California College & University Revenue	5.000%	5/15/43	6,100	6,559
	University of California College & University Revenue	5.000%	5/15/44	10,000	10,036
	University of California College & University Revenue	5.000%	5/15/48	16,775	17,887
	University of California College & University Revenue	4.000%	5/15/50	3,500	3,477
	University of California College & University Revenue	4.000%	5/15/51	8,000	7,916
	University of California College & University Revenue	5.000%	5/15/52	25,500	28,185
	University of California College & University Revenue (Limited Project)	4.000%	5/15/40	5,000	5,210
	University of California College & University Revenue (Limited Project)	5.000%	5/15/43	185	199
	University of California College & University Revenue (Limited Project)	5.000%	5/15/46	14,190	15,705
[5]	University of California College & University Revenue (Limited Project)	4.000%	5/15/51	3,825	3,785
	University of California College & University Revenue (Limited Project)	5.000%	5/15/58	800	847
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	1,895	1,993
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/39	1,000	1,151
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	3,000	3,434
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	4,000	4,556
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/42	3,500	3,965
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	10,690	11,864
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/53	40,140	39,599
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.500%	5/15/54	15,000	13,224
	Upland CA COP	4.000%	1/1/42	5,635	5,220

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Upland CA COP	5.000%	1/1/47	4,060	4,143
[1]	Val Verde Unified School District COP	5.000%	3/1/32	750	818
[1]	Val Verde Unified School District COP	5.000%	3/1/33	1,000	1,090
[1]	Val Verde Unified School District COP	5.000%	3/1/35	2,445	2,663
[5]	Val Verde Unified School District GO	4.000%	8/1/46	1,700	1,701
[1]	Val Verde Unified School District GO	4.000%	8/1/49	5,000	4,957
	Vallecitos Water District COP	2.250%	8/1/46	2,140	1,473
	Vallejo City Unified School District GO	5.000%	8/1/41	1,485	1,641
	Ventura Unified School District GO	4.000%	8/1/41	2,855	2,963
	Ventura Unified School District GO	4.000%	8/1/52	6,455	6,482
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/32	865	928
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/36	750	802
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/33	500	579
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/34	605	699
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/39	1,110	1,232
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/37	2,350	2,409
[1]	Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/28	1,970	2,032
[4]	Vista Unified School District GO	0.000%	8/1/28	7,425	6,413
	Walnut Valley Unified School District GO	0.000%	8/1/36	1,000	614
	Washington Township Health Care District GO	5.250%	8/1/48	1,100	1,235
	Washington Township Health Care District GO	5.500%	8/1/53	750	848
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	835	837
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,340	1,381
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,230	1,299
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	500	528
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/33	1,080	1,093
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,080	1,110
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/34	1,770	1,534
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,220	2,124
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	500	519
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,240	1,177
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	1,000	781
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	750	648
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.750%	7/1/48	2,860	3,172
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.750%	7/1/53	2,025	2,189
[3]	West Contra Costa Unified School District Ad Valorem Property Tax Revenue TOB VRDO	3.420%	3/7/24	4,040	4,040
[4]	West Contra Costa Unified School District GO	0.000%	8/1/32	5,000	3,766
[1]	West Contra Costa Unified School District GO	3.000%	8/1/35	850	831
[1]	West Contra Costa Unified School District GO	3.000%	8/1/36	1,000	958
[1]	West Contra Costa Unified School District GO	3.000%	8/1/37	1,400	1,316

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	West Sonoma County Union High School District GO	5.000%	8/1/43	780	835
	West Sonoma County Union High School District GO	5.000%	8/1/46	1,000	1,068
	West Sonoma County Union High School District GO	5.000%	8/1/49	4,430	4,708
	West Valley-Mission Community College District GO	4.000%	8/1/33	1,400	1,499
	West Valley-Mission Community College District GO	4.000%	8/1/40	20,855	20,892
[5]	Western Placer Unified School District GO	5.000%	8/1/42	6,350	6,737
	Western Placer Waste Management Authority Resource Recovery Revenue (Material Recovery Facility Project)	5.000%	6/1/40	1,100	1,272
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/43	1,120	1,129
[5]	Westminster Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	11/1/28	720	764
[5]	Westminster Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	11/1/29	1,000	1,062
					5,093,883
Guam (0.0%)
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/24	1,000	1,005
Puerto Rico (1.6%)
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	299	294
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	16,688	16,937
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	11,896	12,556
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	5,052	5,472
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	10,044	11,198
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	2,352	2,305
	Commonwealth of Puerto Rico GO	4.000%	7/1/37	430	409
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	174	157
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	1,675	1,738
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	500	521
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	970	1,016
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/35	610	630
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	1,181	971
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	2,773	2,106
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	1,127	787
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	6,152	6,109
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	10,614	3,442
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%	7/1/53	1,548	1,496
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.750%	7/1/53	2,753	2,748

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/58	10,715	10,661
				81,553
Total Tax-Exempt Municipal Bonds (Cost $5,209,378)				5,176,441
Total Investments (99.2%) (Cost $5,209,378)				5,176,441
Other Assets and Liabilities—Net (0.8%)				40,885
Net Assets (100%)				5,217,326
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Step bond.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2024, the aggregate value was $361,313,000, representing 6.9% of net assets.
4	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
5	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
6	Securities with a value of $393,000 have been segregated as initial margin for open futures contracts.
7	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
8	Scheduled principal and interest payments are guaranteed by bank letter of credit.
9	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
10	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
11	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
12	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
13	Scheduled principal and interest payments are guaranteed by XL Capital Assurance Inc.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2024	455	48,642	12

Short Futures Contracts
Ultra Long U.S. Treasury Bond	June 2024	(90)	(11,509)	(67)
				(55)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of February 29, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	5,176,441	—	5,176,441
Derivative Financial Instruments
Assets
Futures Contracts[1]	12	—	—	12
Liabilities
Futures Contracts[1]	67	—	—	67
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.